CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
Revenues:
System sales	$ 201,779	$ 1,166,133	$ 1,591,948	$ 718,530
Total revenues	201,779	1,166,133	1,591,948	718,530
Cost of Goods Sold	331,087	1,258,919	3,241,531	715,135
Gross (Loss) Profit	(129,308)	(92,786)	(1,649,583)	3,395
Expenses:
Sales and marketing	287,290	1,304,774	2,176,724	1,144,513
General and administrative expenses	1,799,568	4,375,124	9,003,046	11,652,419
Research and development	309,273	730,845	2,202,020	2,669,331
Depreciation and amortization	60,694	12,321	52,006	49,089
Total expenses	2,456,825	6,423,064	13,433,796	15,515,352
Loss from operations	(2,586,133)	(6,515,850)	(15,083,379)	(15,511,957)
Other income (expenses):
Interest income	253	817	1,796	5,977
Interest expense	(118,552)	(11,339)	(113,657)	(168,408)
Financing costs			(3,899,866)	0
Miscellaneous Income			173,163	0
Other revenue	1,260	0
Loss on disposal of equipment	0	(1,893)	(1,893)	0
Loss on equity investment	(26,353)	(16,717)	(153,019)	(108,785)
Amortization of discount on convertible debt	(324,508)	0
Gain on fair value of derivative	49,008	0
Total other income (expenses)	(418,892)	(29,132)	(3,993,476)	(271,216)
Loss before provision for income taxes	(3,005,025)	(6,544,982)	(19,076,855)	(15,783,173)
Provision (benefit) for income taxes	(50)	2,664	25,149	6,386
Net loss	$ (3,004,975)	$ (6,547,646)	$ (19,102,004)	$ (15,789,559)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.41)	$ (0.93)	$ (2.68)	$ (3.18)
Weighted average number of shares - basic and diluted (in shares)	7,277,192	7,065,123	7,117,078	4,960,954